united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23049

Hays Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 4/30/16

Item 1. Schedule of Investments.

Hays US Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016
Shares		Value
	COMMON STOCK - 48.0%
	AGRICULTURE - 1.1%
258	Reynolds American, Inc.	$ 12,797

	AIRLINES - 2.6%
329	Spirit Airlines, Inc. *	14,453
305	Virgin America, Inc. *	16,985
		31,438
	APPAREL - 1.3%
305	Michael Kors Holdings Ltd. *	15,756

	AUTO MANUFACTURERS - 1.2%
962	Wabash National Corp. *	13,708

	AUTO PARTS & EQUIPMENT - 1.0%
152	Visteon Corp.	12,110

	BIOTECHNOLOGY - 3.8%
356	Five Prime Therapeutics, Inc. *	16,942
117	Gilead Sciences, Inc.	10,321
2,676	PDL BioPHarma, Inc.	10,089
70	United Therapeutics Corp. *	7,364
		44,716
	CHEMICALS - 0.9%
211	Innospec, Inc.	10,204

	COMMERCIAL SERVICES - 5.6%
258	Capella Education Co.	14,270
188	Deluxe Corp.	11,803
821	RPX Corp. *	9,097
211	Strayer Education, Inc. *	10,474
141	United Rentals, Inc. *	9,437
610	Western Union Co.	12,200
		67,281
	COMPUTERS - 1.6%
94	Apple, Inc.	8,812
1,103	Brocade Communications Systems, Inc.	10,600
		19,412
	ENGINEERING & CONSTRUCTION - 0.8%
286	Argan, Inc.	9,775

	FOOD - 3.5%
211	Cal-Maine Foods, Inc.	10,710
329	Mondelez International, Inc.	14,134
610	Pilgrim's Pride Corp.	16,415
		41,259
	HEALTHCARE - SERVICES - 5.4%
94	Aetna, Inc.	10,553
94	Anthem, Inc.	13,232
304	Centene Corp. *	18,836
70	Humana, Inc.	12,395
188	Molina Healthcare, Inc. *	9,731
		64,747
	HOME FURNISHINGS - 1.0%
1,244	TiVo, Inc. *	12,415

	INTERNET - 1.7%
94	F5 Networks, Inc. *	9,847
587	VASCO Data Security International, Inc. *	10,173
		20,020
	LODGING - 0.8%
657	Interval Leisure Group, Inc.	9,277

Hays US Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016
Shares		Value
	MEDIA - 1.6%
563	MSG Networks, Inc. *	$ 9,622
211	Viacom, Inc. - Class A	9,269
		18,891
	OFFICE / BUSINESS EQUIPMENT - 0.9%
540	Pitney Bowes, Inc.	11,324

	PHARMACEUTICALS - 2.9%
399	Enanta Pharmaceuticals, Inc. *	11,651
211	Herbalife Ltd. *	12,227
94	USANA Health Sciences, Inc. *	11,133
		35,011
	RETAIL - 2.2%
188	Bed Bath & Beyond, Inc. *	8,877
329	Buckle, Inc.	9,521
258	GameStop Corp.	8,462
		26,860
	SEMICONDUCTORS - 1.7%
188	QUALCOMM, Inc.	9,498
371	Tessera Technologies, Inc.	10,655
		20,153
	SOFTWARE - 2.0%
422	CA, Inc.	12,517
282	Oracle Corp.	11,241
		23,758
	TELECOMMUNICATIONS - 3.6%
399	Cisco Systems, Inc.	10,968
610	Inteliquent, Inc.	10,120
211	InterDigital, Inc.	12,023
399	NeuStar, Inc. *	9,372
		42,483
	TRUCKING & LEASING - 0.8%
305	Greenbrier Cos, Inc.	9,147

	TOTAL COMMON STOCK (Cost - $560,264)	572,542

	EXCHANGE TRADED FUND - 38.8%
	EQUITY FUND - 38.8%
	Vanguard Total Stock Market ETF (Cost - $454,174)	463,400

	TOTAL INVESTMENTS - 86.8% (Cost - $1,014,438)	$ 1,035,942
	OTHER ASSETS LESS LIABILITIES - 13.2%	157,394
	NET ASSETS - 100.0%	$ 1,193,336

*	Non-Income Producing Investment
ETF	Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,014,438 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 51,764
	Unrealized Depreciation:	(30,260)
	Net Unrealized Appreciation:	$ 21,504

Hays Tactical Multi-Asset Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 89.7%
	COMMODITY FUND - 19.4%
75,666	First Trust Global Tactical Commodity Strategy Fund *	$ 1,613,199

	DEBT FUND - 18.0%
11,552	iShares 20+ Year Treasury Bond ETF	1,494,598

	EQUITY FUNDS - 52.3%
13,386	First Trust Developed Markets ex-US AlphaDEX Fund	620,307
15,662	First Trust Large Cap Core AlphaDEX Fund	696,176
13,663	First Trust Morningstar Dividend Leaders Index	351,139
13,663	First Trust Utilities AlphaDEX Fund	346,357
10,108	iShares MSCI Austira Capped ETF	164,154
8,886	iShares MSCI Belgium Capped ETF	159,237
2,777	iShares MSCI Denmark Capped ETF	158,983
3,332	iShares MSCI Israel Capped ETF	160,902
6,331	iShares MSCI Netherlands ETF	156,503
18,661	Vanguard REIT ETF	1,527,030
		4,340,788

	TOTAL INVESTMENTS - 89.7% (Cost - $7,330,309)	$ 7,448,585
	OTHER ASSETS LESS LIABILITIES - 10.3%	858,970
	NET ASSETS - 100.0%	$ 8,307,555
*	Non-Income Producing Investment
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,330,309 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 150,506
	Unrealized Depreciation:	(32,230)
	Net Unrealized Appreciation:	$ 118,276

The Hays Series Trust
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

The following is a summary of significant accounting policies followed by Hays US Opportunity Fund (the “Opportunity Fund”) and the Hays Tactical Multi-Asset Fund (the “Multi-Asset Fund” and each of the Opportunity Fund and the Multi-Asset Fund a “Fund” and together the “Funds”) are each a series of the Hays Series (the “Trust”). The policies are in conformity with generally accepted accounting principles (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask price.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

Each Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Hays Series Trust
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2016 for each Fund's assets and liabilities measured at fair value:

Opportunity Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 572,542	$ -	$ -	$ 572,542
Exchange Traded Fund	463,400	-	-	463,400
Total Assets	$ 1,035,942	$ -	$ -	$ 1,035,942

Multi-Asset Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 7,448,585	$ -	$ -	$ 7,448,585
Total Assets	$ 7,448,585	$ -	$ -	$ 7,448,585
* Refer to the Portfolio of Investment for classification.
The Fund's did not hold any Level 3 securities during the period.
There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds – The Opportunity Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hays Series Trust

By (Signature and Title)

/s/ Jeffrey Hays

Jeffrey Hays, President/Principal Executive Officer

Date 6/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jeffrey Hays

Jeffrey Hays, President/Principal Executive Officer

Date 6/28/16

By (Signature and Title)

/s/ Keith Hays

Keith Hays, Treasurer/Principal Financial Officer

Date 6/28/16